Supplemental Disclosure with Respect to Cash Flows	9 Months Ended
Sep. 30, 2018
Supplemental Information With Respect To Cash Flows [Abstract]
Supplemental Disclosure with Respect to Cash Flows
13.	SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS

Supplementary disclosure of the Company’s non-cash transactions is provided in the table below:

	As at September 30,	As at December 31,
	2018 $	2017 $
Accounts payable related to property, plant and equipment	11	28
Accounts payable related to inventories	341	197
Accounts payable related to financings	775	1,611

	For the nine months ended September 30,
	2018 $	2017 $
Interest/finance charges paid	36	40
RSUs and DSUs granted in lieu of accrued liabilities and directors’ fees	1,142	353
Assets acquired under finance leases	28	-
Income taxes paid	-	-